SHAREHOLDERS' EQUITY (Details)		1 Months Ended	6 Months Ended
	May 08, 2018 $ / shares shares	May 31, 2008 USD ($)	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($)	May 31, 2018 shares	Apr. 25, 2018 shares	Apr. 04, 2018 ILS (₪)	Apr. 02, 2018 ILS (₪)	Nov. 22, 2017 $ / shares shares	Jun. 02, 2017 $ / shares shares
Class of Stock [Line Items]
Authorized and registered share capital | ₪							₪ 24,000,000	₪ 12,500,000
Proceeds from public offering | $			$ 17,858,000
Shares called by warrant	478,407				450,909
Proceeds from warrants | $		$ 4,509,000
November 2017 Warrants [Member]
Class of Stock [Line Items]
Warrant exercised						13,576
Warrant expired						43,248
Series C Warrants [Member]
Class of Stock [Line Items]
Shares called by warrant	478,407
2018 Public Offering [Member]
Class of Stock [Line Items]
Pre-funded Unit	450,909
Proceeds from public offering, shares	2,738,472
Offering price per share | $ / shares	$ 5.49
Proceeds from public offering | $			20,200,000
Proceeds from public offering net of issuance costs | $			$ 0
Pre-funded units exercised			450,909
Gross return from prefunded units exercised | $			$ 4,509,000
Exercise price | $ / shares	$ 0.01
RD Offering [Member] | November 2017 Warrants [Member]
Class of Stock [Line Items]
Shares called by warrant									142,042
Exercise price | $ / shares									$ 15
RD Offering [Member] | June 2017 Warrants [Member]
Class of Stock [Line Items]
Shares called by warrant										112,460
Exercise price | $ / shares										$ 25.50